Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,572	$ 1,453
Contract assets	448	748
Government authorities	433	517
Employees	51	30
Other receivables	858	117
Total	$ 3,362	$ 2,865